DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivative Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	£ 7,148,892	£ 4,535,297
Fair value assets £m	24,753	22,051
Fair value liabilities £m	24,042	18,060
Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	6,744,950	4,251,580
Fair value assets £m	24,678	21,965
Fair value liabilities £m	23,515	17,733
Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	403,942	283,717
Fair value assets £m	75	86
Fair value liabilities £m	527	327
Fair value hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	152,697	172,729
Fair value assets £m	11	53
Fair value liabilities £m	503	308
Fair value hedges | Currency swaps | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets £m	1	7
Fair value liabilities £m	0	0
Fair value hedges | Interest rate and other swaps | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets £m	10	46
Fair value liabilities £m	503	308
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	249,703	109,093
Cash flow hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	251,245	110,988
Fair value assets £m	64	33
Fair value liabilities £m	24	19
Cash flow hedges | Interest rate and other swaps | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets £m	1	6
Fair value liabilities £m	3	1
Cash flow hedges | Exchange Forward Rate Agreements | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets £m	63	27
Fair value liabilities £m	21	18
Exchange rate contracts: | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	464,223	391,225
Fair value assets £m	8,733	4,433
Fair value liabilities £m	9,216	4,262
Exchange rate contracts: | Spot, forwards and futures | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	75,619	60,638
Fair value assets £m	1,135	611
Fair value liabilities £m	1,266	663
Exchange rate contracts: | Currency swaps | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	373,735	319,882
Fair value assets £m	7,181	3,451
Fair value liabilities £m	7,480	3,171
Exchange rate contracts: | Options purchased | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	7,820	5,045
Fair value assets £m	417	371
Fair value liabilities £m	0	0
Exchange rate contracts: | Options written | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	7,049	5,660
Fair value assets £m	0	0
Fair value liabilities £m	470	428
Interest rate contracts: | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	6,257,548	3,841,076
Fair value assets £m	14,966	16,702
Fair value liabilities £m	13,332	12,418
Interest rate contracts: | Interest rate and other swaps | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	6,108,594	3,582,028
Fair value assets £m	14,073	14,775
Fair value liabilities £m	12,308	10,814
Interest rate contracts: | Forward rate agreements | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	75,499	6,437
Fair value assets £m	3	1
Fair value liabilities £m	4	1
Interest rate contracts: | Options purchased | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	18,875	19,145
Fair value liabilities £m	0	0
Interest rate contracts: | Options purchased | Interest rate contracts:
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets £m	864	1,907
Interest rate contracts: | Options written | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	23,245	18,483
Fair value assets £m	0	0
Fair value liabilities £m	986	1,590
Interest rate contracts: | Futures | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	31,335	214,983
Fair value assets £m	26	19
Fair value liabilities £m	34	13
Credit derivatives | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	6,689	6,740
Fair value assets £m	134	95
Fair value liabilities £m	118	175
Equity and other contracts | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	16,490	12,539
Fair value assets £m	845	735
Fair value liabilities £m	849	878
Interest rate and other swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	152,662	172,695
Interest rate and other swaps | Fair value hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	152,662	172,695
Fair value assets £m	10	46
Fair value liabilities £m	503	308
Interest rate and other swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	249,703	109,093
Interest rate and other swaps | Cash flow hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	249,703	109,093
Fair value assets £m	1	6
Fair value liabilities £m	3	1
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	35	34
Currency swaps | Fair value hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	35	34
Fair value assets £m	1	7
Fair value liabilities £m	0	0
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	1,542	1,895
Currency swaps | Cash flow hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Fair value assets £m	63	27
Fair value liabilities £m	21	18
Exchange Forward Rate Agreements | Cash flow hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	£ 1,542	£ 1,895